Stock Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Status of Stock Option Awards
The stock option activity for the years ended December 31, 2013, 2012 and 2011, was as follows:

	Shares Under Option (in thousands)	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value ($ in millions)
Outstanding at March 31, 2011	1,647	$34.05	3.6 years	$—
Exercised	(64)	28.10
Outstanding at December 31, 2011	1,583	33.27	2.9 years	(3)
Exercised	(405)	33.04
Canceled and Forfeited	(12)	34.01
Outstanding at December 31, 2012	1,166	34.67	2.6 years	12
Exercised	(346)	29.66
Canceled and Forfeited	(1)	28.51
Outstanding at December 31, 2013	819	$35.01	2.1 years	$45
Vested at December 31, 2013	819	$35.01	2.1 years	$45

Schedule of Status of Stock Awards
The stock award activity for the years ended December 31, 2013, 2012 and 2011, was as follows:

	Stock Awards (in thousands)	Weighted-Average Grant Date Fair Value	Weighted Average Remaining Contractual Term
Outstanding at March 31, 2011	1,237	$31.89	1.3 years
Granted	1,213	41.38
Adjustment due to performance	483	35.91
Vested	(827)	27.23
Forfeited	(16)	39.67
Outstanding at December 31, 2011	2,090	39.69	1.8 years
Granted	581	36.04
Adjustment due to performance	164	37.25
Vested	(881)	37.27
Forfeited	(53)	40.01
Outstanding at December 31, 2012	1,901	39.92	1.4 years
Granted	456	46.51
Adjustment due to performance	315	41.41
Vested	(931)	41.41
Forfeited	(68)	40.23
Outstanding at December 31, 2013	1,673	$40.92	1.0 year